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                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED AUGUST 4, 2006
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                                  (CLASS VA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the First MetLife Investors Class VA variable annuity contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference. If you do not have a copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

The corresponding sections of the prospectus are modified as follows:

INVESTMENT OPTIONS

The contract offers the investments portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:

 Goldman Sachs Mid-Cap Value Portfolio
 Harris Oakmark International Portfolio
 Janus Aggressive Growth Portfolio
 Lazard Mid-Cap Portfolio (formerly Met/AIM Mid Cap Core Equity Portfolio) Legg Mason Value Equity Portfolio
 Loomis Sayles Global Markets Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Met/AIM Small Cap Growth Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 Neuberger Berman Real Estate Portfolio
 Oppenheimer Capital Appreciation Portfolio
 PIMCO Inflation Protected Bond Portfolio
 PIMCO Total Return Portfolio
 RCM Global Technology Portfolio
 T. Rowe Price Mid-Cap Growth Portfolio
 Third Avenue Small Cap Value Portfolio
 Turner Mid-Cap Growth Portfolio
 Van Kampen Comstock Portfolio

 MetLife Defensive Strategy Portfolio
 MetLife Moderate Strategy Portfolio
 MetLife Balanced Strategy Portfolio
 MetLife Growth Strategy Portfolio
 MetLife Aggressive Strategy Portfolio

METROPOLITAN SERIES FUND, INC.
(CLASS B (OR CLASS E AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B (or Class E as noted) portfolios are available under the contract:

 BlackRock Money Market Portfolio
 Davis Venture Value Portfolio (Class E)

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 Harris Oakmark Focused Value Portfolio
 Jennison Growth Portfolio
 MetLife Stock Index Portfolio
 Western Asset Management U.S. Government Portfolio (formerly Salomon Brothers
   U.S. Government Portfolio)

DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM

The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios, each of which is a portfolio of the Met Investors Series Trust. Met Investors Advisory is the investment manager of the MetLife asset allocation portfolios.

 MetLife Defensive Strategy Portfolio
 MetLife Moderate Strategy Portfolio
 MetLife Balanced Strategy Portfolio
 MetLife Growth Strategy Portfolio
 MetLife Aggressive Strategy Portfolio

Each Portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each Portfolio invests substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each Portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/ money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a Portfolio invests based on, among other things, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each Portfolio's asset allocations among equities, fixed income and cash/money market securities including the allocation within such asset classes and may make changes in the target allocations. Approximately every 90 days, the Portfolios will be rebalanced to their previously established target allocations. (See the Investment Fund prospectuses for a description of the target allocations.)

Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the Portfolios and investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios which may be available for investment and with the selection of an allocation of each Portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.

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APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of First MetLife Investors. Met Investor Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:

GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

SUBADVISER: Goldman Sachs Asset Management

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

JANUS AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: Janus Capital Management LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LAZARD MID-CAP PORTFOLIO

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: The portfolio seeks long-term capital appreciation.

LEGG MASON VALUE EQUITY PORTFOLIO

SUBADVISER: Legg Mason Capital Management, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

SUBADVISER: Loomis Sayles & Company, L.P.

INVESTMENT OBJECTIVE: Seeks high total investment return through a combination of capital appreciation and total return.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The portfolio seeks long-term growth of capital and income without excessive fluctuation in market value.

MET/AIM SMALL CAP GROWTH PORTFOLIO

SUBADVISER: A I M Capital Management, Inc.

INVESTMENT OBJECTIVE: The portfolio seeks long-term growth of capital.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

NEUBERGER BERMAN REAL ESTATE PORTFOLIO

SUBADVISER: Neuberger Berman Management Inc.

INVESTMENT OBJECTIVE: The portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

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PIMCO INFLATION PROTECTED BOND PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

RCM GLOBAL TECHNOLOGY PORTFOLIO

SUBADVISER: RCM Capital Management LLC

INVESTMENT OBJECTIVE: The RCM Global Technology Portfolio seeks capital appreciation; no consideration is given to income.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: Seeks long term capital appreciation.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks to provide long-term growth of capital.

TURNER MID-CAP GROWTH PORTFOLIO

SUBADVISER: Turner Investment Partners

INVESTMENT OBJECTIVE: Seeks capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management, Inc. dba Van Kampen Asset Management.

INVESTMENT OBJECTIVE: The portfolio seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

METLIFE DEFENSIVE STRATEGY PORTFOLIO

SUBADVISER: N/A

INVESTMENT OBJECTIVE: A high level of current income with growth of capital a secondary objective.

METLIFE MODERATE STRATEGY PORTFOLIO

SUBADVISER: N/A

INVESTMENT OBJECTIVE: High total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE BALANCED STRATEGY PORTFOLIO

SUBADVISER: N/A

INVESTMENT OBJECTIVE: A balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE GROWTH STRATEGY PORTFOLIO

SUBADVISER: N/A

INVESTMENT OBJECTIVE: Growth of capital.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

SUBADVISER: N/A

INVESTMENT OBJECTIVE: Growth of capital.

METROPOLITAN SERIES FUND, INC.
(CLASS B (OR CLASS E AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B (or Class E as noted) portfolios are available under the contract:

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, Inc.

INVESTMENT OBJECTIVE: Seeks a high level of current income consistent with preservation of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P.

INVESTMENT OBJECTIVE: Seeks growth of capital.

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HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

JENNISON GROWTH PORTFOLIO

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

METLIFE STOCK INDEX PORTFOLIO

SUBADVISER: Metropolitan Life Insurance Company

INVESTMENT OBJECTIVE: Seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: Seeks to maximize total return consistent with preservation of capital.

SUPP-806 VAOLDNY
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